BRANCH CLOSURE AND CONSOLIDATION ACTIVITIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 03, 2013 employee item	Jan. 29, 2012	Jan. 30, 2011
Branch closure and consolidation activities
Branches closed or consolidated	235
Reduced workforce personnel	5,000
Activity for the liability balances for restructuring
Balance, beginning of period	$ 40	$ 53	$ 71
Charges, net of reductions	(4)	2	8
Cash payments	(14)	(15)	(27)
Other	(1)		1
Balance, end of period	21	40	53
Liability for the branch closure and consolidation activities, current portion	7	16
Expected period for payments for occupancy costs	5 years
Period for lease obligations extending out	11 years
Reduction of liability due to favorable lease and property dispositions	4
Continuing Operations
Activity for the liability balances for restructuring
Reduction of liability due to favorable lease and property dispositions	2
Discontinued Operations
Activity for the liability balances for restructuring
Reduction of liability due to favorable lease and property dispositions	2
Employee Severance
Activity for the liability balances for restructuring
Balance, beginning of period			3
Charges, net of reductions			2
Cash payments			(4)
Other			(1)
Occupancy
Activity for the liability balances for restructuring
Balance, beginning of period	40	51	66
Charges, net of reductions	(4)	2	4
Cash payments	(14)	(13)	(21)
Other	(1)		2
Balance, end of period	21	40	51
Other
Activity for the liability balances for restructuring
Balance, beginning of period		2	2
Charges, net of reductions			2
Cash payments		(2)	(2)
Balance, end of period			$ 2